Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wall Street EWM Funds Trust
Entity Central Index Key	0001517695
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Evercore Equity Fund
Shareholder Report [Line Items]
Fund Name	Evercore Equity Fund
Class Name	Evercore Equity Fund
Trading Symbol	EWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
Additional Information Phone Number	1-800-443-4693
Additional Information Website	http://www.evercoreequityfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Evercore Equity Fund	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Evercore Equity Fund was up 14.33% in 2024. Despite this decent absolute performance, the Fund trailed the S&P 500 Index’s return of 25.02% significantly.
The year in the US equity markets was defined by increasing market concentration and strong performance driven by a few stocks. Seven stocks contributed over 50% of the S&P 500 Index’s return and only 28% of the constituents of the Index outperformed the Index average. In addition, in a year when the market climbed approximately 25%, over 30% of the S&P 500 stocks declined for the year.
EWMCX was fortunate to own a number of the big companies that were driving the market’s performance, but our positions were smaller than market weight and we also did not own a few of the big drivers of return. These were decisions of commission, as we believed that the market would broaden out in 2024 and companies other than these behemoths would drive performance. This was not the case in 2024. These big companies have proven to be excellent companies and well run, but we still believe that they will run out of steam at some point and performance should increasingly be driven by a broader group.
In addition to being underweight some of the market drivers, we also had several companies in the portfolio perform poorly and were appropriately penalized by the market.
We have been rigorously re-underwriting our portfolio holdings as we begin 2025. We want to be very careful not to chase what was working “last year” but also be cognizant of powerful trends that are driving our economy and markets. As a result of this process, we have already eliminated three and added two new holdings. We have also added to several of our existing positions.
At year end, the Fund had $480 million in assets and 36 equity holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Evercore Equity Fund	14.33	13.13	12.14
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.evercoreequityfund.com for more recent performance information. Visit http://www.evercoreequityfund.com for more recent performance information.
Net Assets	$ 480,313,651
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 3,440,930
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$480,313,651
Number of Holdings	37
Net Advisory Fee	$3,440,930
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	24.8%
Financials	20.9%
Consumer Discretionary	20.5%
Health Care	9.4%
Energy	5.5%
Communication Services	5.5%
Real Estate	4.5%
Industrials	4.2%
Consumer Staples	1.9%
Materials	1.0%
Cash & Other	1.8%

Top 10 Issuers	(%) of net assets
NVIDIA Corp.	5.9%
Alphabet, Inc.	5.5%
Apple, Inc.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Mastercard, Inc.	3.9%
JPMorgan Chase & Co.	3.7%
Williams Companies, Inc.	3.4%
Morgan Stanley	3.4%
AutoZone, Inc.	3.4%

Updated Prospectus Web Address	http://www.evercoreequityfund.com.